INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS - Schedule of Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sale Leaseback Transaction [Line Items]
Investments in sales type and direct financing leases	$ 2,439	$ 3,894	$ 5,021
Investments in leaseback assets	0	2,298	3,895
Total	$ 2,439	$ 6,192	8,916
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Sale Leaseback Transaction [Line Items]
Direct financing lease interest income			$ 400